Investment Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available for Sale Securities by Type
Cost	$ 5,145	$ 6,806
Gross Unrealized Gains	474	416
Gross Unrealized Losses	(5)	(75)
Estimated Fair Value	5,614	7,147
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Available for Sale Securities by Type
Cost	4,280	4,968
Gross Unrealized Gains	199	103
Gross Unrealized Losses	(5)	(72)
Estimated Fair Value	4,474	4,999
U.S. Government agency obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	3	352
Gross Unrealized Gains	0	2
Gross Unrealized Losses	0	0
Estimated Fair Value	3	354
U.S. Government treasury obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	330	330
Gross Unrealized Gains	8	10
Gross Unrealized Losses	0	0
Estimated Fair Value	338	340
Corporate debt securities [Member]
Schedule of Available for Sale Securities by Type
Cost	73	626
Gross Unrealized Gains	6	9
Gross Unrealized Losses	0	(3)
Estimated Fair Value	79	632
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available for Sale Securities by Type
Cost	210	261
Gross Unrealized Gains	14	17
Gross Unrealized Losses	0	0
Estimated Fair Value	224	278
Equity securities [Member]
Schedule of Available for Sale Securities by Type
Cost	64	95
Gross Unrealized Gains	232	265
Gross Unrealized Losses	0	0
Estimated Fair Value	296	360
Foreign government bonds and obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	134	120
Gross Unrealized Gains	15	10
Gross Unrealized Losses	0	0
Estimated Fair Value	149	130
Availabe For Sale Securities Other [Member]
Schedule of Available for Sale Securities by Type
Cost	51	54
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 51	$ 54